STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested stock options at June 30, 2017, Shares	2,596,282
Stock options granted, Shares	412,285
Stock options vested, Shares	(1,395,166)
Nonvested stock options at June 29, 2018, Shares	1,613,401	2,596,282
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested stock options granted at June 30, 2017, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	$ 13.23
Stock options granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	18.60	$ 13.82
Stock options vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	13.15
Nonvested stock options granted at June 29, 2018, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	$ 14.66	$ 13.23